Cover - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-35126
Entity Registrant Name	VNET Group, Inc.
Entity Central Index Key	0001508475
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Guanjie Building Southeast 1st Floor
Entity Address, Address Line Two	10# Jiuxianqiao East Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100016
Title of 12(b) Security	American depositary shares, each representing six Class A ordinary shares, par value US$0.00001 per share
Trading Symbol	VNET
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG Huazhen LLP	Ernst & Young Hua Ming LLP
Auditor Location	Beijing, China	Shanghai, China
Auditor Firm ID	1186	1408
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	859,932,323
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	30,721,723
Common Class C [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	60,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Guanjie Building, Southeast 1st Floor
Entity Address, Address Line Two	10# Jiuxianqiao East Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100016
City Area Code	86
Local Phone Number	10 8456-2121
Contact Personnel Name	Mr. Qiyu Wang